Significant Related Party Transactions and Balances (Tables)	12 Months Ended
Jun. 30, 2026
Significant Related Party Transactions and Balances [Abstract]
Schedule of Significant Related Party Transactions

Other than those disclosed elsewhere in the financial statements, significant related party transactions during the year on terms agreed between the Company and its related parties were as follows:

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
SEAP Trading Pte Ltd
Sales to	43,410	61,832	33,112	8,112
Payment on behalf	35,095	63,564	83,083	20,353
Interest expense - non-trade	240,153	60,246	-	-

TEM Electronics (Jiangmen) Co Ltd
Sales to	31,452	-	-	-
Purchase from	814,848	1,562,674	2,100,506	514,578

BAP Trading Co Ltd
Purchase from	377,647	492,565	468,592	114,795
IT support fee – non-trade	100,024	-	-	-

LPW Electronics Co Ltd
Purchase from	-	-	427,667	104,769
Novation advance	-	-	25,383,991	6,218,518

Mr. Man Tak Lau
Purchase equity interest of LPW	-	-	12,939,172	3,169,812

Brascabos Componentes Eletricos E Eletronicos Ltda
Disposal of Property, Plant & Equipment	-	-	323,680	79,294

New Universe Industries Ltd
Advance for IPO expenses	3,206,402	-	-	-

Schedule of Balances with Related Parties

Balances with related parties

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Trade receivables
SEAP Trading Pte. Ltd.	21,128	496	122

Trade payables
TEM Electronics (Jiangmen) Co Ltd	(255,273)	(764,041)	(187,173)
LPW Electronics Co Ltd	-	(19,498)	(4,777)
BAP Trading Co Ltd	(104,641)	-	-
Amount due to related parties, net	(338,786)	(783,043)	(191,828)

Advances from a related party
New Universe Industries Ltd	5,149,801	4,984,763	1,221,157

Other receivable from an associate
LPW Electronics Co Ltd
Non-current	-	25,383,991	6,218,518
	-	25,383,991	6,218,518